Other provisions - Schedule of Provisions and Liabilities (Details) £ in Millions	6 Months Ended
Jun. 30, 2021 GBP (£)
Disclosure of other provisions [line items]
Provisions at beginning of the period	£ 1,915
Exchange and other adjustments	(16)
Provisions applied	(550)
Charge for the period	409
Provisions at end of the period	1,758
Provisions for financial commitments and guarantees
Disclosure of other provisions [line items]
Provisions at beginning of the period	459
Exchange and other adjustments	(2)
Provisions applied	0
Charge for the period	(98)
Provisions at end of the period	359
Regulatory provisions
Disclosure of other provisions [line items]
Provisions at beginning of the period	642
Exchange and other adjustments	(4)
Provisions applied	(398)
Charge for the period	425
Provisions at end of the period	665
Other
Disclosure of other provisions [line items]
Provisions at beginning of the period	814
Exchange and other adjustments	(10)
Provisions applied	(152)
Charge for the period	82
Provisions at end of the period	£ 734